Other Liabilities - Summary of Other Non-current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020
Other Liabilities, Noncurrent [Abstract]
Taxes payable	$ 56		$ 598
Deferred tax liabilities	9,772		11,111
Purchase price payable for Best Day Group	9,293	[1]	8,768
Accrued earnout liability	2,924		3,765
Promissory notes issued	14,323		14,490
Equity method investments			2,059
Others	2,177		4,122
Total other non-current liabilities	$ 38,545		$ 44,913

[1]	We will pay the purchase price on October 1, 2023.